Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Maturities of FHLB Advances	Contractual maturities of FHLB advances at December 31, 2012 were as follows:

First year	$3,027
Second year	20,022
Third year	23,000
Fourth year	32,529
Fifth year	30,000
Thereafter	56,023

$164,601